Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Addition for the year	€ 73,035	€ 211,801	€ 162,821
Cost of Sales [Member]
Inventory [Line Items]
Addition for the year	69,200	206,700	146,300
Research and Development Costs [Member]
Inventory [Line Items]
Addition for the year	€ 3,800	€ 5,100	€ 16,500